UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                   FORM 13F
                              FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2002

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):[   ] is a restatement.
                                       [   ] adds new holding
                                             entries.

Institutional Investment Manager Filing this Report:

Name:       Institutional Capital Corporation
Address:    225 West Wacker Drive, Suite 2400
            Chicago, Illinois  60606

Form 13F File No:       28-16

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:       Robert J. Lukaszewicz
Title:      Vice President & Controller
Phone:      (312) 424-9100
Signature, Place, and Date of Signing:


 /s/ Robert J. Lukaszewicz     Chicago, Illinois     August 2, 2002
---------------------------   -------------------   ---------------
       (Signature)               (City/State)            (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          60

Form 13F Information Table Value Total: $11,740,823 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                          FORM 13F INFORMATION TABLE

INSTITUTIONAL CAPITAL CORPORATION

FORM 13F
                        30-Jun-02
                                                                                                     Voting Authority
                                                                                                  ---------------------
                                   Title
                                    of               Value    Shares/   Sh/ Put/ Invstmt  Othr
Name of Issuer                     class    CUSIP   (x$1000)  Prn Amt   Prn Call Dscretn  Mgr      Sole     Shd    None
------------------------------    ------- --------- --------  --------  --- ---- ------- ------  --------   ----  --------
ABN Amro Holding ADR                COM   000937102    7,087    392,200 SH        Sole              392,200
AT&T Corp.                          COM   001957109  196,316 18,347,209 SH        Sole           17,313,109      1,034,100
American Electric Power Co. Inc.    COM   025537101  194,575  4,861,943 SH        Sole            4,602,193        259,750
BAE Systems PLC                     COM    0263494     6,881  1,345,000 SH        Sole            1,345,000
BP Plc                              COM   055622104   13,877    274,850 SH        Sole              274,850
Bank One Corp.                      COM   06423A103  371,057  9,642,865 SH        Sole            9,081,115        561,750
Barclays PLC                        COM    3134865     7,278    863,200 SH        Sole              863,200
Becton Dickinson and Co.            COM   075887109   60,699  1,761,937 SH        Sole            1,655,037        106,900
Bristol Myers Squibb Co.            COM   110122108  206,507  8,035,281 SH        Sole            7,610,561        424,720
Caterpillar Inc.                    COM   149123101  231,229  4,723,787 SH        Sole            4,444,237        279,550
Cendant Corp.                       COM   151313103  319,452 20,116,613 SH        Sole           18,977,263      1,139,350
Cigna Corp.                         COM   125509109  184,109  1,889,847 SH        Sole            1,793,497         96,350
Citigroup Inc.                      COM   172967101  531,758 13,722,796 SH        Sole           12,976,793        746,003
Conoco Inc.                         COM   208251504  317,509 11,421,165 SH        Sole           10,781,565        639,600
Converium Holding AG ADR            COM   21248N107    6,816    264,700 SH        Sole              264,700
Diageo PLC ADR                      COM   25243Q205  365,101  7,068,762 SH        Sole            6,731,012        337,750
Dow Chemical                        COM   260543103  247,839  7,208,810 SH        Sole            6,831,710        377,100
Electronic Data Systems Corp.       COM   285661104  225,318  6,065,067 SH        Sole            5,725,042        340,025
Encana Corp.                        COM   292505104  198,258  6,478,993 SH        Sole            6,114,519        364,474
Entergy Corp.                       COM   29364G103  179,516  4,229,882 SH        Sole            3,990,582        239,300
Exxon Mobil Corporation             COM   30231G102  328,575  8,029,682 SH        Sole            7,591,481        438,201
Fannie Mae                          COM   313586109  346,171  4,693,846 SH        Sole            4,436,046        257,800
FleetBoston Financial Corp.         COM   339030108  239,266  7,396,157 SH        Sole            6,968,657        427,500
Gannett Inc.                        COM   364730101  295,480  3,893,021 SH        Sole            3,677,900        215,121
General Dynamics Corp.              COM   369550108  200,757  1,887,705 SH        Sole            1,804,255         83,450
General Motors Corp.                COM   370442105  288,058  5,389,297 SH        Sole            5,072,097        317,200
Goldman Sachs Group Inc.            COM   38141G104  281,310  3,835,166 SH        Sole            3,612,466        222,700
Groupe Bruxelles Lambert SA Or      COM    7097328    15,351    293,550 SH        Sole              293,550
Guidant Corp.                       COM   401698105  166,888  5,520,595 SH        Sole            5,217,445        303,150
HCA Inc.                            COM   404119109  259,515  5,463,490 SH        Sole            5,194,390        269,100
Hellenic Telecommunications Or      COM   423325307    6,348    812,800 SH        Sole              812,800
Honeywell International Inc.        COM   438516106  284,599  8,078,307 SH        Sole            7,637,133        441,174
Household International Inc.        COM   441815107  239,500  4,818,913 SH        Sole            4,540,263        278,650
Intel Corp.                         COM   458140100  124,999  6,841,759 SH        Sole            6,435,559        406,200
International Business Machine      COM   459200101  159,613  2,216,846 SH        Sole            2,087,621        129,225
Kerr McGee Corp.                    COM   492386107      647     12,079 SH        Sole               12,079
Kimberly Clark Corp.                COM   494368103  318,682  5,140,037 SH        Sole            4,848,762        291,275
Koninklijke Philips Electronic      COM   500472303  385,357 13,962,191 SH        Sole           13,195,217        766,974
Liberty Media Corp Class A          COM   530718105  292,658 29,265,810 SH        Sole           27,543,110      1,722,700
Loews Corp.                         COM   540424108  301,430  5,688,437 SH        Sole            5,542,337        146,100
McDonald's Corp.                    COM   580135101  347,611 12,218,288 SH        Sole           11,540,388        677,900
MetLife Inc.                        COM   59156R108  404,888 14,058,588 SH        Sole           13,297,888        760,700
Metro AG Ord Shrs                   COM    5041413     6,510    211,400 SH        Sole              211,400
National Grid Group PLC Ord Sh      COM    3122387     6,556    921,200 SH        Sole              921,200
Nestle SA Sponsored Reg ADR         COM   641069406   12,618    216,250 SH        Sole              216,250
News Corp Ltd Class A Sponsore      COM   652487802  215,975 10,935,440 SH        Sole           10,337,248        598,192
Novartis AG Sponsored ADR           COM   66987V109    7,302    166,600 SH        Sole              166,600
Orient Express Hotels Ltd. Cl A     COM   G67743107    6,187    361,200 SH        Sole              361,200
Phillips Petroleum                  COM   718507106  251,519  4,271,736 SH        Sole            4,037,636        234,100
Schering Plough Corp.               COM   806605101  304,158 12,364,173 SH        Sole           11,636,773        727,400
Sears Roebuck & Co.                 COM   812387108  292,185  5,380,934 SH        Sole            5,086,934        294,000
Solectron Corp.                     COM   834182107   96,473 15,686,751 SH        Sole           14,701,251        985,500
Target Corp.                        COM   87612E106  321,630  8,441,732 SH        Sole            7,977,307        464,425
Total Fina Elf S.A. ADR             COM   89151E109    7,289     90,100 SH        Sole               90,100
Travelers Property Casualty Cl      COM   89420G109  143,964  8,133,548 SH        Sole            7,675,948        457,600
UPM Kymmene Corp ADR                COM   915436109   10,066    255,300 SH        Sole              255,300
Verizon Communications Inc.         COM   92343V104  325,073  8,096,465 SH        Sole            7,636,948        459,517
Vivendi Universal ADR               COM   92851S204    4,122    191,700 SH        Sole              191,700
Wells Fargo and Co.                 COM   949746101  348,855  6,968,737 SH        Sole            6,564,687        404,050
Weyerhaeuser Co.                    COM   962166104  221,456  3,468,383 SH        Sole            3,282,458        185,925

REPORT SUMMARY                                      11,740,823
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